Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Transamerica PineBridge Inflation Opportunities VP
Effective immediately, the following sentence is added to the end of the first paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio, and under “More on Each Portfolio’s Strategies and Investments – Transamerica PineBridge Inflation Opportunities VP” in the Prospectus relating to the portfolio:
The sub‑adviser considers emerging market countries as countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations.
* * *
Investors Should Retain this Supplement for Future Reference
August 24, 2023

Transamerica PineBridge Inflation Opportunities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Transamerica PineBridge Inflation Opportunities VP
Effective immediately, the following sentence is added to the end of the first paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio, and under “More on Each Portfolio’s Strategies and Investments – Transamerica PineBridge Inflation Opportunities VP” in the Prospectus relating to the portfolio:
The sub‑adviser considers emerging market countries as countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations.
* * *
Investors Should Retain this Supplement for Future Reference
August 24, 2023